Land Use Right, Net	12 Months Ended
Sep. 30, 2024
Land Use Right, Net [Abstract]
LAND USE RIGHT, NET

NOTE 8 — LAND USE RIGHT, NET

Land use right, net, consisted of the following:

	September 30, 2024	September 30, 2023
Land use rights	$1,233,656	$220,178
Less: accumulated amortization	(86,828)	(65,814)
Land use right, net	$1,146,828	$154,364

Amortization expense was $17,910, $4,951 and $5,328 for the years ended September 30, 2024, 2023 and 2022, respectively.

Estimated future amortization expense for land use rights is as follows:

Years ending September 30,
2025	$25,071
2026	25,071
2027	25,071
2028	25,071
2029	25,071
Thereafter	1,021,473
$1,146,828